Risk Management (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EUR [Member]
Statement Line Items [Line Items]
Changes in currency rate to USD	+5	+5
Effective on profit before tax	$ 387,893	$ 65,440
GBP [Member]
Statement Line Items [Line Items]
Changes in currency rate to USD	+5	+5
Effective on profit before tax	$ 4,294,764	$ 1,857,406